                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 ----------------------------------
                 Chicago, IL 60604
                 ----------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William J Shimanek        Chicago, Illinois   February 13, 2007
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                  117
                                        --------------------

Form 13F Information Table Value Total:              573,359
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
-----------------------------  ----------  --------  --------  --------------------  ----------  ---------  -----------------------
                               TITLE OF              VALUE        SHRS OR SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP  (X$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP               COM        001547108       788      46,600 SH         SOLE                            46,600
ADVANCE AUTO PARTS INC         COM        00751Y106       178       5,000 SH         SOLE                             5,000
ADVANCE AUTO PARTS INC         COM        00751Y956     1,778         500      PUT   SOLE                   N/A
AFFORDABLE RESIDENTIAL CMNTY   BOND       00828UAB9     3,608   3,250,000 PRN        SOLE                         3,250,000
AMERICAN AXLE & MFG HLDGS INC  COM        024061953       475         250      PUT   SOLE                   N/A
AMERICAN FINL RLTY TR          BOND       02607PAB3     6,654   7,000,000 PRN        SOLE                         7,000,000
AMERICREDIT CORP               COM        03060R101       355      14,100 SH         SOLE                            14,100
AMERICREDIT CORP               COM        03060R901     1,259         500      CALL  SOLE                   N/A
AMYLIN PHARMACEUTICALS INC     COM        032346108       207       5,750 SH         SOLE                             5,750
AON CORP                       BOND       037389AT0     4,128   2,500,000 PRN        SOLE                         2,500,000
ATHEROGENICS INC               COM        047439954     2,478       2,500      PUT   SOLE                   N/A
ATHEROGENICS INC               BOND       047439AB0     5,230   5,000,000 PRN        SOLE                         5,000,000
ATHEROGENICS INC               BOND       047439AD6     6,793   9,250,000 PRN        SOLE                         9,250,000
BARRICK GOLD CORP              COM        067901108       672      21,900 SH         SOLE                            21,900
BARRICK GOLD CORP              COM        067901958     1,535         500      PUT   SOLE                   N/A
BIOMARIN PHARMACEUTICAL INC    BOND       09061GAB7     3,106   2,656,000 PRN        SOLE                         2,656,000
BLACK & DECKER CORP            COM        091797900     2,559         320      CALL  SOLE                   N/A
BLACKROCK INC                  BOND       09247XAB7    15,443  10,000,000 PRN        SOLE                        10,000,000
BROADCOM CORP                  COM        111320907     3,231       1,000      CALL  SOLE                   N/A
CSX CORP                       BOND       126408GA5    13,635  11,000,000 PRN        SOLE                        11,000,000
CV THERAPEUTICS INC            BOND       126667AD6     2,522   3,000,000 PRN        SOLE                         3,000,000
CARNIVAL CORP                  BOND       143658AN2    14,770  11,531,000 PRN        SOLE                        11,531,000
CENTURYTEL INC                 BOND       156700AH9     5,513   5,000,000 PRN        SOLE                         5,000,000
CHIPPAC INC                    BOND       169657AD5     5,196   5,000,000 PRN        SOLE                         5,000,000
CIMAREX ENERGY CO              COM        171798101       642      17,600 SH         SOLE                            17,600
CIMAREX ENERGY CO              COM        171798951      1716         470      PUT   SOLE                   N/A
CIENA CORP                     BOND       171779AA9     3,986   4,100,000 PRN        SOLE                         4,100,000
COMPUTER ASSOC INTL INC        BOND       204912AQ2     3,007   2,500,000 PRN        SOLE                         2,500,000
CONTINENTAL AIRLS INC          BOND       210795PD6     1,582   1,500,000 PRN        SOLE                         1,500,000
COVAD COMMUNICATIONS GROUP I   BOND       222814AR6     2,862   3,250,000 PRN        SOLE                         3,250,000
COVENTRY HEALTH CARE INC       COM        222862104       756      15,100 SH         SOLE                            15,100
CREDENCE SYS CORP              COM        225302108        75      14,400 SH         SOLE                            14,400
CREDENCE SYS CORP              COM        225302958       153         294      PUT   SOLE                   N/A
DST SYS INC DEL                BOND       233326AD9    24,100  17,957,000 PRN        SOLE                        17,957,000
DANAHER CORP DEL               BOND       235851AF9    19,301  18,190,000 PRN        SOLE                        18,190,000
DICKS SPORTING GOODS INC       BOND       253393AB8     4,526   5,000,000 PRN        SOLE                         5,000,000
DIGITAL RIV INC                COM        25388B104       402       7,200 SH         SOLE                             7,200
DOLLAR TREE STORES INC         COM        256747906       753         250      CALL  SOLE                   N/A
DUKE ENERGY CORP               BOND       264399EJ1    51,196  32,732,000 PRN        SOLE                        32,732,000
ECHOSTAR COMMUNICATIONS NEW    BOND       278762AG4    10,192  10,000,000 PRN        SOLE                        10,000,000
EMCORE CORP                    BOND       290846AC8    10,727  10,500,000 PRN        SOLE                        10,500,000
EXPEDIA INC DEL                WARRANT    30212P121      6038     287,809 SH         SOLE                   N/A
FEI CO                         BOND       30241LAD1     8,060   7,500,000 PRN        SOLE                         7,500,000
FORD MTR CO DEL                COM        345370950       376         500      PUT   SOLE                   N/A
FORD MTR CO DEL                BOND       345370CF5     5,346   5,000,000 PRN        SOLE                         5,000,000
GENERAL MTRS CORP              PREFERRED
                               STOCK      370442741       126       5,000 SH         SOLE                             5,000
GENERAL MTRS CORP              COM        370442905     3,072       1,000      CALL  SOLE                   N/A
GLOBAL CROSSING LTD            BOND       37932JAA1    15,518  12,500,000 PRN        SOLE                        12,500,000
GRAFTECH INTL LTD              BOND       384313AB8     1,216   1,500,000 PRN        SOLE                         1,500,000
GREATBATCH INC                 COM        39153L106        27       1,000 SH         SOLE                             1,000
GREATBATCH INC                 COM        39153L956       538         200      PUT   SOLE                   N/A
GREY GLOBAL GROUP INC          BOND       39787MAB4     5,288   4,000,000 PRN        SOLE                         4,000,000
HEALTH CARE REIT INC           BOND       42217KAP1     5,187   5,000,000 PRN        SOLE                         5,000,000
IMCLONE SYS INC                COM        45245W109      3377     126,200 SH         SOLE                           126,200
IMCLONE SYS INC                COM        45245W959      1846         700      PUT   SOLE                   N/A
IMCLONE SYS INC                BOND       45245WAF6     2,726   3,000,000 PRN        SOLE                         3,000,000
INTERNATIONAL BUSINESS MACHS   COM        459200101       340       3,500 SH         SOLE                             3,500
INTERNATIONAL BUSINESS MACHS   COM        459200951      4858         500      PUT   SOLE                   N/A
INTERNATIONAL GAME TECHNOLOG   BOND       459902AM4    12,223  12,500,000 PRN        SOLE                        12,500,000
INTERPUBLIC GROUP COS INC      BOND       460690AT7     2,963   2,500,000 PRN        SOLE                         2,500,000
INVITROGEN CORP                BOND       46185RAK6     6,409   7,500,000 PRN        SOLE                         7,500,000
ISIS PHARMACEUTICALS INC DEL   BOND       464337AC8       501     500,000 PRN        SOLE                           500,000
JAKKS PAC INC                  BOND       47012EAB2     2,613   2,000,000 PRN        SOLE                         2,000,000

COLUMN 1                        COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
-----------------------------  ----------  --------  --------  --------------------  ----------  ---------  -----------------------
                               TITLE OF              VALUE        SHRS OR SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP  (X$1000)     PRN AMT PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
JANUS CAP GROUP INC            COM        47102X105       553      25,600 SH         SOLE                            25,600
K V PHARMACEUTICAL CO          BOND       482740AC1     5,520   5,000,000 PRN        SOLE                         5,000,000
LABORATORY CORP AMER HLDGS     BOND       50540RAG7    14,937  15,102,000 PRN        SOLE                        15,102,000
LOWES COS INC                  BOND       548661CG0    10,824  10,000,000 PRN        SOLE                        10,000,000
MEDICIS PHARMACEUTICAL CORP    BOND       58470KAA2    18,754  15,000,000 PRN        SOLE                        15,000,000
MICROCHIP TECHNOLOGY INC       COM        595017954      1308         400      PUT   SOLE                   N/A
MURPHY OIL CORP                COM        626717902     4,109         808      CALL  SOLE                   N/A
NABORS INDS INC                BOND       629568AL0    10,445  10,000,000 PRN        SOLE                        10,000,000
NASH FINCH CO                  BOND       631158AD4     6,173  15,000,000 PRN        SOLE                        15,000,000
NEWMONT MINING CORP            COM        651639106      1711      37,900 SH         SOLE                            37,900
NEWMONT MINING CORP            COM        651639956      4515       1,000      PUT   SOLE                   N/A
NORTHWESTERN CORP              WARRANT    668074115      2112      59,699 SH         SOLE                   N/A
NUCOR CORP                     COM        670346955      5466       1,000      PUT   SOLE                   N/A
ODYSSEY RE HLDGS CORP          COM        67612W108       350       9,392 SH         SOLE                             9,392
OWENS CORNING NEW              COM        690742101       590      19,722 SH         SOLE                            19,722
PFIZER INC                     COM        717081953       777         300      PUT   SOLE                   N/A
PRIDE INTL INC DEL             BOND       74153QAD4    12,601  10,000,000 PRN        SOLE                        10,000,000
QUALCOMM INC                   COM        747525103       786      20,789 SH         SOLE                            20,789
QUALCOMM INC                   COM        747525953      1137         301      PUT   SOLE                   N/A
REALNETWORKS INC               BOND       75605LAB0     3,151   2,500,000 PRN        SOLE                         2,500,000
REDBACK NETWORKS INC           COM        757209907       212          85      CALL  SOLE                   N/A
SAKS INC                       BOND       79377WAL2     3,001   1,950,000 PRN        SOLE                         1,950,000
SANDISK CORP                   BOND       80004CAC5     5,313   6,000,000 PRN        SOLE                         6,000,000
SARA LEE CORP                  COM        803111103     2,614       1,535      CALL  SOLE                   N/A
SARA LEE CORP                  COM        803111953       409         240      PUT   SOLE                   N/A
SCHLUMBERGER LTD               COM        806857958      6316       1,000      PUT   SOLE                   N/A
SCHLUMBERGER LTD               BOND       806857AD0    16,435  10,000,000 PRN        SOLE                        10,000,000
SELECTIVE INS GROUP INC        BOND       816300AB3    21,334  28,500,000 PRN        SOLE                        28,500,000
SHUFFLE MASTER INC             BOND       825549AB4     1,376   1,250,000 PRN        SOLE                         1,250,000
SILICON GRAPHICS INC           COM        827056300      1021      51,039 SH         SOLE                            51,039
SILICON VY BANCSHARES          BOND       827064AC0    16,833  12,000,000 PRN        SOLE                        12,000,000
SIRIUS SATELLITE RADIO INC     BOND       82966UAC7     6,183   6,000,000 PRN        SOLE                         6,000,000
SKECHERS U S A INC             BOND       830566AB1    17,071  13,320,000 PRN        SOLE                        13,320,000
SONY CORP                      COM        835699957      4283       1,000      PUT   SOLE                   N/A
SUPERVALU INC                  BOND       868536AP8       883   2,500,000 PRN        SOLE                         2,500,000
TEKELEC                        COM        879101953       270         182      PUT   SOLE                   N/A
THERMO FISHER SCIENTIFIC INC   COM        883556102      2408      53,178 SH         SOLE                            53,178
THORATEC CORP                  BOND       885175AB5     2,294   3,500,000 PRN        SOLE                         3,500,000
TRANSOCEAN SEDCO FOREX INC     BOND       893830AD1     5,012   4,300,000 PRN        SOLE                         4,300,000
TRIMBLE NAVIGATION LTD         COM        896239100       309       6,096 SH         SOLE                             6,096
TRIMBLE NAVIGATION LTD         COM        896239950       406          80      PUT   SOLE                   N/A
UNITED RENTALS NORTH AMER IN   BOND       911365AH7     1,440   1,120,000 PRN        SOLE                         1,120,000
UNITED STATES STL CORP NEW     COM        912909958      1097         150      PUT   SOLE                   N/A
UNITEDHEALTH GROUP INC         COM        91324P102      1976      36,775 SH         SOLE                            36,775
UTSTARCOM INC                  BOND       918076AB6     4,688   5,000,000 PRN        SOLE                         5,000,000
VERIZON COMMUNICATIONS         COM        92343V954       745         200      PUT   SOLE                   N/A
WABASH NATL CORP               BOND       929566AD9     1,009   1,000,000 PRN        SOLE                         1,000,000
WMS INDS INC                   BOND       929297AE9     2,763   1,500,000 PRN        SOLE                         1,500,000
WHIRLPOOL CORP                 COM        963320106       913      11,000 SH         SOLE                            11,000
WHIRLPOOL CORP                 COM        963320906     4,151         500      CALL  SOLE                   N/A
WHIRLPOOL CORP                 COM        963320956      4151         500      PUT   SOLE                   N/A
NABORS INUSTRIES LTD           COM        G6359F953     2,239         752      PUT   SOLE                   N/A
NOBLE CORPORATION              COM        G65422950      1074         141      PUT   SOLE                   N/A
FLEXTRONICS INTL LTD           COM        Y2573F952       574         500      PUT   SOLE                   N/A